February 29, 2008
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-4644

RE:	Principal Variable Contracts Fund, Inc.
Post-effective amendment on Form N-1A number 66
File No. 02-35570
Principal Variable Contracts Fund, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Post-Effective Amendment”).
A significant change since the last post-effective amendment includes the soft close of the Registrant’s SmallCap Account. The Registrant is aware that the documents filed today contain 2006 information. The Registrant will file a post-effective amendment pursuant to 1933 Act Rule 485(b) to update the 2006 information prior to the registration statement going effective.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
The Registrant requests comments by April 1, 2008. Please contact me if you have any questions concerning this filing.
Sincerely,
/s/ Jennifer Mills
Jennifer Mills
Registered Product Analyst
515-235-9154